SUMMARY OF INTANGIBLE ASSETS AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 46,892,745	$ 42,867,700	$ 28,613,000
Accumulated Amortization	(507,624)	(589,489)
Net Carrying Amount	46,385,121	42,278,211	28,613,000
Krillase Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	28,600,000	28,600,000
Accumulated Amortization
Net Carrying Amount	28,600,000	28,600,000
Dura Graft Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,256,000	14,147,729
Accumulated Amortization	(471,691)	(589,489)
Net Carrying Amount	4,784,309	13,558,240
Distributor Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	308,000
Accumulated Amortization	(35,933)
Net Carrying Amount	272,067
I P R And D Cyto Protectant Life Sciences [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,606,000
Accumulated Amortization
Net Carrying Amount	12,606,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	122,745	119,971	13,000
Accumulated Amortization
Net Carrying Amount	$ 122,745	119,971	13,000
Krillase Patents Patent Applications Research And Development Clinical Trials Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		28,600,000	28,600,000
Accumulated Amortization
Net Carrying Amount		28,600,000	28,600,000
Dura Graft Patents Patent Applications Research And Development Clinical Trials Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		14,147,729
Accumulated Amortization		(589,489)
Net Carrying Amount		$ 13,558,240